SELECTED STATEMENTS OF INCOME DATA	12 Months Ended
Dec. 31, 2014
SELECTED STATEMENTS OF INCOME DATA [Abstract]
SELECTED STATEMENTS OF INCOME DATA
NOTE 16:-	SELECTED STATEMENTS OF INCOME DATA

a.	Research and development expenses, net:

	Year ended December 31,
	2014	2013	2012

Total costs	$152,964	$140,935	$126,584
Less - grants and participations	(3,496)	(3,334)	(4,087)
Less - capitalization of software development costs	(908)	(1,038)	(1,110)

	$148,560	$136,563	$121,387

b.	Restructuring expense:

During 2014, the Company implemented a plan to reduce its operating costs and improve profitability. The plan included restructuring of the Company's workforce in certain geographies which resulted in restructuring charges in 2014 totaling $5.6 million.

During 2013 and 2012, the Company initiated restructuring programs for the consolidation of facilities in order to reduce its operating costs. The Company discontinued the use of research and development and sales facilities. In connection with these restructuring programs, the Company recorded restructuring charges in 2013 and 2012 totaling $0.5 million and $1.9 million, respectively.

c.	Financial income and other, net:

	Year ended December 31,
	2014	2013	2012
Financial income:
Interest and amortization/accretion of premium/discount on marketable securities	$5,268	$4,802	$4,230
Realized gain on marketable securities	16	-	2,095
Interest	349	1,505	2,616
Foreign currency translation	1,817	2,664	1,717

	7,450	8,971	10,658
Financial expenses:
Realized loss on marketable securities	-	-	(495)
Interest	(73)	(182)	(103)
Foreign currency translation	(2,502)	(3,486)	(2,368)
Other	(1,107)	(1,266)	(954)

	(3,682)	(4,934)	(3,920)

Other income (expenses), net	(3)	(110)	1,530

	$3,765	$3,927	$8,268

d.	Net earnings per share:

The following table sets forth the computation of basic and diluted net earnings per share:

1.         Numerator:

	Year ended December 31,
	2014	2013	2012

Net income available to ordinary shareholders	$103,075	$55,275	$67,894

2.         Denominator (in thousands):

	Year ended December 31,
	2014	2013	2012

Denominator for basic net earnings per share -
Weighted average number of shares	59,362	60,388	60,905
Effect of dilutive securities:
Add - employee stock options and RSU	1,533	1,442	1,356

Denominator for diluted net earnings per share - adjusted weighted average shares	60,895	61,830	62,261